Average Annual Total Returns			12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended	463 Months Ended
		May 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class M
Prospectus [Line Items]
Average Annual Return, Percent			2.60%	0.15%		3.42%	11.21%
Performance Inception Date		May 30, 1986
Class M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.60%	(0.62%)		2.66%
Class M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.17%	0.44%		2.78%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			2.43%	0.07%	2.02%
Performance Inception Date		Sep. 01, 2017
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			2.56%	0.07%	2.00%
Performance Inception Date		Sep. 01, 2017
MSCI Emerging Markets Index (reflects no deductions for expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.50%	1.70%		3.64%
Emerging Markets Equity Historical Benchmark Index (reflects no deductions for expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.09%	2.51%		3.90%	9.01%
MSCI Emerging Markets Investable Market Index (IMI) (reflects no deductions for expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.09%	2.51%		3.90%

[1]	Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.